EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 8.07%
111,129	Agnico Eagle Mines Ltd	$ 5,049,788
88,900	Anglo American PLC	2,440,635
26,300	Arkema SA	2,588,991
40,240	BHP Group Ltd	1,130,376
370,400	BlueScope Steel Ltd	4,586,851
63,000	Boliden AB	1,807,900
18,800	Covestro AG(a)(b)	1,010,969
44,703	Croda International PLC	2,669,655
47,700	Evonik Industries AG	870,057
130,400	Fortescue Metals Group Ltd	1,733,415
151,751	Franco-Nevada Corp	20,259,031
1,950	Givaudan SA	6,348,875
1,459,074	Glencore PLC	8,307,881
242,600	ICL Group Ltd	1,338,691
75,800	Kaneka Corp	1,965,137
36,700	Kansai Paint Co Ltd	524,638
710,000	Kingboard Holdings Ltd	1,590,280
347,200	Mitsubishi Chemical Group Corp(c)	2,187,384
162,500	Mitsubishi Gas Chemical Co Inc	2,184,164
120,900	Mitsui Chemicals Inc(c)	3,132,288
47,700	Nippon Soda Co Ltd	1,754,089
30,900	Nitto Denko Corp	2,026,281
92,913	Novozymes A/S Class B(c)	3,738,343
311,900	Outokumpu OYJ	1,305,737
93,010	Rio Tinto Ltd	6,708,618
55,287	Symrise AG	5,263,261
166,100	Teijin Ltd	1,614,000
158,900	Tokuyama Corp	2,495,750
136,273	Wheaton Precious Metals Corp	5,530,181
67,500	Yara International ASA	2,548,776
99,700	Zeon Corp(c)	1,041,280
		105,753,322
Communications — 2.88%
2,141,300	Airtel Africa PLC(a)	3,270,807
2,511,000	BT Group PLC	3,564,272
15,600	Deutsche Telekom AG	327,238
11,101	Nice Ltd Sponsored ADR(b)(c)	1,887,170
228,300	Nine Entertainment Co Holdings Ltd(c)	298,899
3,642,500	Nippon Telegraph & Telephone Corp	4,311,392
784,700	Nokia OYJ	2,950,532
332,700	Orange SA	3,816,159
224,800	ProSiebenSat.1 Media SE	1,518,436
262,200	Telefonaktiebolaget LM Ericsson Class B(c)	1,277,376
578,900	Telefonica SA	2,365,005
302,800	Television Francaise 1 SA(c)	2,316,396
69,200	United Internet AG	1,479,134
68,485	Wolters Kluwer NV	8,291,858
		37,674,674
Shares		Fair Value
Consumer, Cyclical — 11.53%
30,510	adidas AG	$ 5,351,720
121,685	Associated British Foods PLC	3,055,734
308,300	Barratt Developments PLC	1,652,626
68,500	Bayerische Motoren Werke AG	6,957,352
67,300	Bellway PLC	1,868,106
214,000	Betsson AB(b)	3,134
214,000	Betsson AB Class B	2,351,833
26,060	Cie Financiere Richemont SA	3,173,672
90,400	Cie Generale des Etablissements Michelin SCA	2,766,870
360,400	Citizen Watch Co Ltd(c)	2,216,912
647,000	Currys PLC	380,709
52,100	Daimler Truck Holding AG	1,803,924
86,500	Daiwa House Industry Co Ltd	2,321,608
164,000	Daiwabo Holdings Co Ltd	3,144,329
242,500	EDION Corp(c)	2,398,651
1,112,900	Harvey Norman Holdings Ltd(c)	2,757,480
394,500	Honda Motor Co Ltd	4,438,005
440,100	International Consolidated Airlines Group SA(b)	684,532
198,100	Isuzu Motors Ltd	2,490,437
111,800	ITOCHU Corp(c)	4,037,538
152,400	Jardine Cycle & Carriage Ltd	3,553,083
100,400	JB Hi-Fi Ltd(c)	2,916,176
38,900	Kaufman & Broad SA	1,133,482
204,200	Kindred Group PLC	1,862,722
1,038,600	Kingfisher PLC	2,818,153
86,100	Kohnan Shoji Co Ltd	2,246,583
247,300	K's Holdings Corp(c)	2,269,314
3,920	LVMH Moet Hennessy Louis Vuitton SE	2,958,937
144,700	Marubeni Corp	2,255,619
93,100	Mercedes-Benz Group AG	6,479,460
79,200	Mitsubishi Corp	3,773,907
131,000	Mitsui & Co Ltd	4,751,363
199,600	Okamura Corp	3,013,978
38,000	Pandora A/S	3,921,270
90,300	Pets at Home Group PLC	366,770
603,400	Pirelli & C SpA(a)	2,894,120
196,800	Qantas Airways Ltd(b)	651,504
432,800	Redrow PLC	2,603,107
191,000	Rexel SA	4,279,541
64,861	Ryanair Holdings PLC Sponsored ADR(b)	6,305,138
166,012	Stellantis NV	3,184,898
187,600	Subaru Corp	3,647,785
65,400	Sumitomo Corp	1,305,249
143,100	Sumitomo Forestry Co Ltd	3,629,515
202,900	Super Retail Group Ltd	1,550,463
14,500	Swatch Group AG	3,713,771
112,500	Tokmanni Group Corp	1,562,098
153,500	Toyota Boshoku Corp	2,798,227
356,300	Volvo AB Class B	7,338,939
101,200	Yamaha Motor Co Ltd	2,660,243

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
143,200	Yokohama Rubber Co Ltd	$ 2,980,081
627,500	Yue Yuen Industrial Holdings Ltd	718,263
50,204	Zalando SE(a)(b)	1,115,450
		151,114,381
Consumer, Non-Cyclical — 20.86%
53,300	Adecco Group AG	2,189,198
131,280	Amadeus IT Group SA	7,929,667
52,700	Arcs Co Ltd	960,063
226,194	Bayer AG	10,862,836
54,122	Beiersdorf AG	6,981,151
140,000	British American Tobacco PLC	4,394,991
89,122	Bruker Corp	5,552,301
134,200	Carrefour SA	2,304,900
214	Chocoladefabriken Lindt & Spruengli AG	2,378,085
357,000	CK Hutchison Holdings Ltd	1,895,345
152,200	Coca-Cola HBC AG	4,159,897
344,030	Diageo PLC	12,681,726
318,400	Elders Ltd(c)	1,177,696
46,051	EssilorLuxottica SA	8,010,369
263,097	Experian PLC	8,602,117
101,000	Ezaki Glico Co Ltd	2,772,435
42,800	Fresenius SE & Co KGaA	1,329,378
470,900	GSK PLC	8,519,278
2,341,698	Haleon PLC	9,705,181
206,700	Imperial Brands PLC	4,191,971
122,836	Intertek Group PLC	6,141,455
33,800	Ipsen SA	4,428,541
57,160	Itoham Yonekyu Holdings Inc	1,548,481
1,587,700	J Sainsbury PLC	4,887,462
205,600	Koninklijke Ahold Delhaize NV	6,196,721
15,500	Kose Corp	1,123,472
202,900	Lion Corp	2,001,123
16,450	L'Oreal SA	6,817,080
58,700	Megmilk Snow Brand Co Ltd	899,956
716,900	Metcash Ltd	1,735,586
140,600	Mowi ASA	2,485,145
117,576	Nestle SA	13,309,135
219,400	Novartis AG	22,407,024
271,919	Ocado Group PLC(b)(c)	1,976,446
148,900	Ono Pharmaceutical Co Ltd(c)	2,855,662
393,098	Orkla ASA	2,936,024
73,380	Pernod Ricard SA	12,217,035
31,900	Prima Meat Packers Ltd	523,288
227,900	QinetiQ Group PLC	882,093
38,900	Randstad NV	2,149,073
37,232	Roche Holding AG	10,164,378
402,500	Rohto Pharmaceutical Co Ltd(c)	10,913,318
100,500	Sanofi	10,791,215
124,000	Scandinavian Tobacco Group A/S(a)	1,888,822
225,300	Securitas AB Class B	1,781,475
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
90,289	SGS SA	$ 7,577,562
89,600	Shionogi & Co Ltd	3,996,560
27,900	Societe BIC SA	1,839,483
1,981,700	Sonae SGPS SA(b)	1,924,664
5,300	Suedzucker AG	78,795
1,283,400	Tesco PLC	4,126,500
199,700	Toyo Suisan Kaisha Ltd	7,831,619
1,986,000	United Laboratories International Holdings Ltd	2,007,038
8,218,751	WH Group Ltd(a)	4,301,843
		273,342,659
Energy — 6.96%
2,224,300	Beach Energy Ltd	2,321,375
747,400	BP PLC	4,816,814
298,800	Eni SpA	4,799,866
269,356	Galp Energia SGPS SA	3,989,735
919,800	New Hope Corp Ltd	3,732,010
71,600	OMV AG	3,419,944
357,731	Petroleo Brasileiro SA Sponsored ADR	4,904,492
376,400	Repsol SA	6,191,410
435,000	Shell PLC	13,784,425
458,668	TotalEnergies SE(c)	30,157,130
561,655	Woodside Energy Group Ltd	13,059,095
		91,176,296
Financial — 21.80%
248,600	3i Group PLC	6,254,445
220,600	ABN AMRO Bank NV(a)	3,117,642
457,600	Aegon Ltd(b)	2,205,501
2,789,495	AIB Group PLC	12,503,113
10,500	Allianz SE	2,498,751
134,826	ANZ Group Holdings Ltd	2,211,372
75,900	ASR Nederland NV	2,839,961
438,200	Aviva PLC	2,073,551
140,600	AXA SA	4,171,443
14,000	Baloise Holding AG	2,026,869
447,900	Banco Bilbao Vizcaya Argentaria SA	3,624,823
921,078	Banco Santander SA	3,507,529
235,700	Bank Leumi Le-Israel BM	1,952,975
1,200,955	Bank of Ireland Group PLC	11,740,076
1,582,000	Barclays PLC	3,048,828
41,400	BAWAG Group AG(a)	1,892,229
122,200	BFF Bank SpA(a)	1,218,983
101,800	BNP Paribas SA	6,473,083
2,565,373	CaixaBank SA	10,220,431
684,300	Chiba Bank Ltd(c)	4,971,502
236,100	Credit Agricole SA	2,902,805
174,680	Danske Bank A/S	4,053,623
85,700	DBS Group Holdings Ltd	2,104,762
97,300	Deutsche Bank AG	1,069,354
78,970	Deutsche Boerse AG	13,637,866
129,300	DNB Bank ASA	2,597,866
100,800	Eurocommercial Properties NV REIT	2,234,473

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
Financial — (continued)
79,067	Euronext NV(a)	$ 5,499,836
96,600	Fukuoka Financial Group Inc	2,311,313
737,900	Gunma Bank Ltd(c)	3,437,942
308,100	Hachijuni Bank Ltd(c)	1,698,446
1,117,900	Helia Group Ltd	2,503,927
24,100	Helvetia Holding AG	3,366,495
254,632	Hiscox Ltd	3,110,218
219,900	ING Groep NV	2,898,297
486,800	Japan Post Holdings Co Ltd	3,894,469
130,681	Julius Baer Group Ltd	8,364,617
43,182	Jyske Bank A/S(b)	3,149,869
644,000	Kerry Properties Ltd	1,092,165
39,318	LEG Immobilien SE(b)	2,703,792
746,100	Legal & General Group PLC	2,012,335
6,241,500	Lloyds Banking Group PLC	3,353,793
878,080	Mebuki Financial Group Inc	2,427,455
243,300	Mediobanca Banca di Credito Finanziario SpA	3,207,692
586,760	Mitsubishi HC Capital Inc	3,909,627
547,200	Mitsubishi UFJ Financial Group Inc	4,637,058
203,073	Mizuho Financial Group Inc	3,447,765
5,526,740	NatWest Group PLC	15,802,943
473,800	Nomura Holdings Inc	1,897,299
321,700	Nordea Bank Abp	3,527,033
472,600	North Pacific Bank Ltd	1,140,415
238,400	ORIX Corp(c)	4,451,501
2,358,200	Resona Holdings Inc(c)	13,038,912
99,100	Societe Generale SA	2,397,984
676,600	Stockland REIT	1,693,375
98,500	Sumitomo Mitsui Financial Group Inc	4,838,916
214,200	Swedbank AB Class A	3,937,297
8,300	Swiss Life Holding AG	5,164,084
125,959	Sydbank AS	5,979,038
164,655	TAG Immobilien AG(b)	1,720,337
838,630	UBS Group AG	20,657,294
986,300	UnipolSai Assicurazioni SpA	2,376,445
177,400	United Overseas Bank Ltd	3,694,907
170,111	Vonovia SE	4,075,571
24,608	Willis Towers Watson PLC	5,142,088
		285,716,406
Industrial — 18.17%
111,500	AGC Inc	3,907,787
67,158	Agilent Technologies Inc	7,509,608
282,600	Alps Alpine Co Ltd(c)	2,449,921
277,900	Amada Co Ltd(c)	2,793,808
272,100	BAE Systems PLC	3,305,874
57,900	Bekaert SA	2,592,124
126,500	Bouygues SA	4,423,022
248,400	bpost SA	1,361,690
115,700	Brother Industries Ltd(c)	1,863,701
6,400	Bucher Industries AG	2,441,425
38,300	Cargotec OYJ Class B	1,601,136
144,500	Cia de Distribucion Integral Logista Holdings SA	3,692,676
69,600	Cie de Saint-Gobain SA	4,165,589
Shares		Fair Value
Industrial — (continued)
158,156	CRH PLC	$ 8,653,140
15,647	D/S Norden A/S	869,038
128,600	Deutsche Post AG	5,218,014
25,700	Dfds A/S	847,210
289,658	Epiroc AB Class A	5,499,812
335,131	Firstgroup PLC	615,780
295,400	Fujikura Ltd	2,373,745
148,843	GEA Group AG	5,485,517
9,125	Geberit AG	4,550,433
329,800	Hazama Ando Corp(c)	2,572,316
21,100	Heidelberg Materials AG	1,634,204
70,979	Hirose Electric Co Ltd(c)	8,210,339
109,700	Holcim AG	7,021,777
111,300	Hosiden Corp	1,426,562
521,942	IMI PLC	9,925,984
37,800	Japan Aviation Electronics Industry Ltd(c)	751,442
101,400	Kamigumi Co Ltd	2,088,231
100,400	Kinden Corp	1,460,182
67,301	Knorr-Bremse AG	4,266,700
108,000	Komatsu Ltd	2,912,883
91,000	Kumagai Gumi Co Ltd	2,144,761
192,105	Legrand SA	17,651,815
274,600	Leonardo SpA	3,955,302
257,900	Metsa Board OYJ Class B(c)	2,070,263
618,800	Mitsubishi Electric Corp	7,644,946
35,400	Nichiha Corp	695,996
266,700	Rengo Co Ltd	1,828,987
32,200	Sankyu Inc(c)	1,113,186
29,441	Schindler Holding AG	5,864,642
143,847	Schneider Electric SE	23,704,864
140,200	Seino Holdings Co Ltd(c)	1,964,662
339,900	Shimadzu Corp	9,015,949
92,300	Signify NV(a)	2,476,662
18,648	Sika AG	4,724,675
240,500	SKF AB Class B	3,992,672
17,600	SMC Corp	7,889,417
38,228	Spirax-Sarco Engineering PLC	4,424,113
121,400	Sumitomo Heavy Industries Ltd	3,074,230
255,034	Svenska Cellulosa AB SCA Class B	3,491,955
75,300	Taisei Corp	2,650,258
34,200	Tsubakimoto Chain Co	885,029
44,500	Verallia SA(a)	1,750,373
109,600	Wienerberger AG	2,774,014
200,900	Yokogawa Electric Corp	3,877,513
		238,157,954
Technology — 8.80%
60,261	Analog Devices Inc	10,551,099
15,039	ANSYS Inc(b)	4,474,855
6,545	ASML Holding NV	3,853,372
83,276	Cadence Design Systems Inc(b)	19,511,567
39,366	Capgemini SE	6,869,123
69,400	Computacenter PLC	2,135,286

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
Technology — (continued)
121,377	Dassault Systemes SE	$ 4,508,236
32,500	Disco Corp	6,004,574
55,900	DTS Corp	1,192,545
197,000	Indra Sistemas SA	2,846,584
110,700	Infineon Technologies AG	3,666,467
233,671	Nomura Research Institute Ltd	6,073,511
2,174,000	PAX Global Technology Ltd	1,531,371
311,104	Samsung Electronics Co Ltd	15,727,591
84,618	SAP SE	10,953,126
83,500	Seiko Epson Corp(c)	1,311,332
20,500	STMicroelectronics NV	884,023
141,927	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	12,333,456
17,700	Tokyo Seimitsu Co Ltd(c)	884,951
		115,313,069
Utilities — 0.98%
1,366,800	A2A SpA	2,429,213
224,700	AGL Energy Ltd	1,543,513
441,300	Drax Group PLC	2,362,107
91,400	Endesa SA	1,860,123
304,500	Engie SA	4,669,864
		12,864,820
TOTAL COMMON STOCK — 100.05% (Cost $1,278,219,744)		$1,311,113,581
PREFERRED STOCK
Consumer, Cyclical — 0.51%
18,700	Porsche Automobil Holding SE	919,843
423,994	Schaeffler AG	2,435,966
28,400	Volkswagen AG	3,263,143
TOTAL PREFERRED STOCK — 0.51% (Cost $11,680,129)		$6,618,952
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 7.70%
$25,219,794	Undivided interest of 22.29% in a repurchase agreement (principal amount/value $113,517,620 with a maturity value of $113,567,757) with RBC Capital Markets Corp, 5.30%, dated 9/30/23 to be repurchased at $25,219,794 on 10/2/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 10/5/23 - 9/1/53, with a value of $115,787,972.(d)	$ 25,219,794
25,219,794	Undivided interest of 22.75% in a repurchase agreement (principal amount/value $111,153,217 with a maturity value of $111,202,310) with Bank of America Securities Inc, 5.30%, dated 9/30/23 to be repurchased at $25,219,794 on 10/2/23 collateralized by various U.S. Government Agency securities, 2.50% - 5.50%, 4/20/43 - 9/1/53, with a value of $113,376,281.(d)	25,219,794
25,219,794	Undivided interest of 23.14% in a repurchase agreement (principal amount/value $109,270,736 with a maturity value of $109,318,997) with Citigroup Global Markets Inc, 5.30%, dated 9/30/23 to be repurchased at $25,219,794 on 10/2/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.09%, 8/5/25 - 5/20/72, with a value of $111,456,151.(d)	25,219,794

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$25,219,794	Undivided interest of 34.87% in a repurchase agreement (principal amount/value $72,477,196 with a maturity value of $72,509,207) with Bank of Montreal, 5.30%, dated 9/30/23 to be repurchased at $25,219,794 on 10/2/23 collateralized by Federal National Mortgage Association securities, 2.50% - 6.00%, 10/1/31 - 10/1/53, with a value of $73,926,740.(d)	$ 25,219,794
TOTAL SHORT TERM INVESTMENTS — 7.70% (Cost $100,879,176)		$100,879,176
TOTAL INVESTMENTS — 108.26% (Cost $1,390,779,049)		$1,418,611,709
OTHER ASSETS & LIABILITIES, NET — (8.26)%		$(108,183,108)
TOTAL NET ASSETS — 100.00%		$1,310,428,601
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	All or a portion of the security is on loan at September 29, 2023.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Summary of Investments by Country as of September 29, 2023.
Country	Fair Value	Percentage of Fund Investments
Japan	$262,207,110	18.48%
France	180,998,355	12.76
United Kingdom	161,940,578	11.41
United States	148,478,604	10.47
Switzerland	147,911,788	10.43
Germany	114,977,810	8.10
Australia	52,311,731	3.69
Ireland	47,803,585	3.37
Netherlands	44,948,291	3.17
Spain	42,238,248	2.98
Sweden	31,482,393	2.22
Canada	30,839,000	2.17
Denmark	24,447,214	1.72
Italy	20,881,620	1.47
South Korea	15,727,591	1.11
Hong Kong	13,136,306	0.93
Finland	13,016,798	0.92
Taiwan	12,333,456	0.87
Norway	10,567,812	0.74
Singapore	9,352,752	0.66
Austria	8,086,188	0.57
Portugal	5,914,398	0.42
Israel	5,178,836	0.36
Brazil	4,904,492	0.35
Belgium	3,953,813	0.28
Bermuda	3,110,218	0.22
Malta	1,862,722	0.13
Total	$1,418,611,709	100.00%
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 29, 2023

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 29, 2023, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$30,839,000	$74,914,322	$—	$105,753,322
Communications	1,887,170	35,787,504	—	37,674,674
Consumer, Cyclical	6,305,138	144,806,109	3,134	151,114,381
Consumer, Non-cyclical	5,552,301	267,790,358	—	273,342,659
Energy	4,904,492	86,271,804	—	91,176,296
Financial	5,142,088	280,574,318	—	285,716,406
Industrial	8,871,298	229,286,656	—	238,157,954
Technology	46,870,977	68,442,092	—	115,313,069
Utilities	2,362,107	10,502,713	—	12,864,820
	112,734,571	1,198,375,876	3,134	1,311,113,581
Preferred Stock	—	6,618,952	—	6,618,952
Short Term Investments	—	100,879,176	—	100,879,176
Total Assets	$112,734,571	$1,305,874,004	$3,134	$1,418,611,709
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 29, 2023